Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING EXPENSES:
Research and development	$ 11,353	$ 6,724	$ 18,237	$ 11,947
General and administrative	8,175	10,963	14,893	14,445
Total operating expenses	19,528	17,687	33,130	26,392
LOSS FROM OPERATIONS:	(19,528)	(17,687)	(33,130)	(26,392)
OTHER INCOME (EXPENSE), NET:
Other income, net	1	164	2	179
Foreign exchange (losses) gains	(550)	1,001	(1,193)	1,079
Fair value change of convertible notes	0	(407)	0	(1,023)
Fair value change of convertible notes - due to a related party	0	(285)	0	(717)
Benefit from R&D tax credit	2,558	1,008	4,115	2,083
Total other income (expense), net	2,009	1,481	2,924	1,601
Loss before income taxes	(17,519)	(16,206)	(30,206)	(24,791)
Income tax expense	(9)	(43)	(37)	(43)
Net loss attributable to ordinary shareholders - basic	(17,528)	(16,249)	(30,243)	(24,834)
Net loss attributable to ordinary shareholders - diluted	(17,528)	(16,249)	(30,243)	(24,834)
Other comprehensive (loss) income:
Foreign exchange translation adjustment	(355)	(685)	1,633	(1,033)
Comprehensive loss	$ (17,883)	$ (16,934)	$ (28,610)	$ (25,867)
Net loss per share attributable to ordinary shareholders - basic (in dollars per share)	$ (0.44)	$ (1.65)	$ (0.79)	$ (2.61)
Net loss per share attributable to ordinary shareholders - diluted (in dollars per share)	$ (0.44)	$ (1.65)	$ (0.79)	$ (2.61)
Weighted average ordinary shares outstanding - basic (in shares)	39,802,532	9,866,428	38,194,822	9,528,596
Weighted average ordinary shares outstanding - diluted (in shares)	39,802,532	9,866,428	38,194,822	9,528,596